Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal corporate income tax rate (in percent)	(121.49%)	17.29%	20.19%
Federal corporate income tax rate (in percent)	21.00%	21.00%	21.00%
Benefit from investment tax credit	$ 0.1	$ 0.1
Tax benefit to be generated over the life of the project	$ 0.3